FINANCIAL INSTRUMENTS (Details 2) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Trade receivables	$ 64,600	$ 14,704
Contracts With Customers [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 33,660	$ 24,184